Income taxes - Significant components of deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Commissions and entry fees for which invoices have not been collected	¥ 3,761	¥ 2,162
Accrued salary and welfare payable	22,197	19,517
Accrued expenses	950	4,597
Property, equipment and software, net	2,418	1,937
Inventory write-downs	126	1,163
Net operating loss carry-forwards	122,479	122,302
Others	44,360	37,463
Less: Valuation allowances	(99,849)	(72,365)	¥ (75,461)	¥ (48,860)
Total deferred tax assets	96,442	116,776
Deferred tax liabilities
Accrued service revenue	(93,618)	(93,588)
Capitalized software development costs	(442)	(1,023)
Total deferred tax liabilities	(94,060)	(94,611)
Deferred tax assets, net,	¥ 2,382	¥ 22,165